Related parties (Details Narrative)				1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 17, 2021 EUR (€)	Dec. 16, 2021 EUR (€)	Nov. 02, 2021 EUR (€)	Apr. 30, 2021 EUR (€)	Feb. 28, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2015 EUR (€)	Apr. 30, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Related Party Transaction [Line Items]
Percentage of annual bonus						30.00%
Accrued Bonuses							€ 25,000
Annual gross salary						€ 500,000
Due from Related Parties						35,401							€ 58,009
Share-Based Payment						197,500
Other Comprehensive Income (Loss), Tax						€ 105,551
Minimum [Member]
Related Party Transaction [Line Items]
Royalty fee percentage						0.50%
Maximum [Member]
Related Party Transaction [Line Items]
Royalty fee percentage						1.00%
Investigator [Member]
Related Party Transaction [Line Items]
Share-Based Payment						€ 105,000
Data manager [Member]
Related Party Transaction [Line Items]
Share-Based Payment						92,500
First Indication [Member]
Related Party Transaction [Line Items]
Future option fees						1,000,000.0
Decreased future option fees						500,000
Second Indication [Member]
Related Party Transaction [Line Items]
Future option fees						500,000
Third Indication [Member]
Related Party Transaction [Line Items]
Future option fees						€ 300,000
First Solid Cancer Indication [Member]
Related Party Transaction [Line Items]
Option fee									€ 500,000
Second Solid Cancer Indication [Member]
Related Party Transaction [Line Items]
Option fee								€ 500,000
License Agreement Amendment One [Member]
Related Party Transaction [Line Items]
Upfront fee										€ 250,000
Royalty fee percentage						4.00%
License Agreement Amendment Two [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt						€ 1,000,000.0
License Agreement Amendment Two [Member] | San raffaele hospital [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party						300,000	800,000
License Agreement Amendment Three [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt						1,250,000
Payments for merger related costs gross								1,000,000.0
License Agreement Amendment Three [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Payments for merger related costs gross								€ 500,000
License Agreement Amendment Four [Member] | First Solid Cancer Indication Option Fee [Member]
Related Party Transaction [Line Items]
Interest expense						9,000,000.0
License Agreement Amendment Four [Member] | Second solid cancer indication option fee [Member]
Related Party Transaction [Line Items]
Interest expense						1,000,000.0
License Agreement Amendment Five [Member]
Related Party Transaction [Line Items]
Milestone payment						350,000
Sponsor Research Agreement [Member]
Related Party Transaction [Line Items]
Interest expense, related party						375,000	500,000
Option fee					€ 1,000,000.0
Reduction in option fee					500,000
Sponsor Research Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Sponsored research activities					500,000
Sponsor Research Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Sponsored research activities					€ 1,000,000.0
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold		€ 250,000
Annual performance bonus		€ 50,000
Salary and Wage, Excluding Cost of Good and Service Sold	€ 420,000
Percentage of annual bonus	20.00%
Accrued Bonuses						37,000	23,000				€ 50,000
Interest expense, related party						248,242	150,000
Retirement benefit obligation						14,000
Naldini [Member]
Related Party Transaction [Line Items]
Annual fee						50,000
Prepaid expense						25,000	25,000
Gentner [Member]
Related Party Transaction [Line Items]
Annual fee						30,000
Prepaid expense						15,000	15,000
XDG Biomed LLC [Member]
Related Party Transaction [Line Items]
Recurring fees						300,000
Employee-related Liabilities						50,000
Related expense						215,761	175,000
Other Comprehensive Income (Loss), Tax				€ 179,480
Richard Slansky [Member]
Related Party Transaction [Line Items]
Percentage of annual bonus			30.00%
Accrued Bonuses | $												$ 50,000
Other Comprehensive Income (Loss), Tax				€ 54,388
Due from Related Parties							€ 42,224
Gross annual compensation			€ 300,000
Contribution of Property						€ 173,317
Spafid SPA [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage						5.00%
Due from Related Parties						€ 3,525
San raffaele hospital [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage						5.00%